DEFERRED CHARTER REVENUE (Details) (USD $)	12 Months Ended	29 Months Ended
	Dec. 31, 2013	Aug. 01, 2014	Dec. 31, 2014
Deferred charter revenue	$ 3,623,000		$ 3,285,000
Belgravia [Member]
Deferred Revenue, Additions	5,000,000
Charterhire Discount		95,000
Number of days charter hire paid in advance	15 days
Maximum Charterhire Discount		5,700,000
Deferred charter revenue	0		0
Deferred charter revenue	1,300,000		0
Other income received in advance [Member]
Deferred charter revenue	$ 2,300,000		$ 3,300,000